Segment, Geographic and Other Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of Financial Information of the Segments
(2)	Financial information of the segments for the years ended December 31, 2023, 2024 and 2025, respectively, is as follows:

		2023
Segment		Total segment revenue	Intersegment revenue	Revenue from external customers	Depreciation and amortization	Interest income	Interest expense	Profit (loss) related to associates, joint ventures and subsidiaries	Employee benefit expense	Loss on abandonment of property, plant and equipment	Increase in provisions, net		Operating profit (loss)
		In millions of won
Transmission and distribution	￦	85,082,542	1,728,602	83,353,940	4,258,909	92,380	2,826,916	314,373	127,038	182,742	419,564		(6,153,936)
Electric power generation (Nuclear)		10,798,378	10,666,260	132,118	4,403,610	69,209	687,743	(2,639)	62,280	—	585,630		819,838
Electric power generation (Non-nuclear)		35,159,641	32,253,979	2,905,662	4,180,939	65,403	741,282	301,681	109,151	13,863	352,058		929,210
Plant maintenance & engineering service		3,091,022	2,626,190	464,832	129,628	23,638	1,270	(389)	52,890	—	206,215		355,284
Others		2,175,972	1,556,114	619,858	204,322	226,243	258,877	—	48,105	92	444		89,302
Consolidation adjustments		(48,831,145)	(48,831,145)	—	(145,145)	(47,253)	(64,429)	—	(40,734)	—	47,171		(284,714)

	￦	87,476,410	—	87,476,410	13,032,263	429,620	4,451,659	613,026	358,730	196,697	1,611,082		(4,245,016)

Finance income													1,425,031

Finance expense													(5,347,018)

Gain related to associates, joint ventures and subsidiaries													613,026

Loss before income tax												￦	(7,553,977)

		2024
Segment		Total segment revenue	Intersegment revenue	Revenue from external customers	Depreciation and amortization	Interest income	Interest expense	Profit (loss) related to associates, joint ventures and subsidiaries	Employee benefit expense	Loss on abandonment of property, plant and equipment	Increase in provisions, net		Operating profit
		In millions of won
Transmission and distribution	~~￦~~	90,825,950	2,217,014	88,608,936	4,368,806	86,889	2,946,080	578,973	156,144	171,134	745,016		3,542,715
Electric power generation (Nuclear)		13,447,880	13,118,098	329,782	5,182,841	72,760	786,491	(20,548)	68,273	—	343,963		1,442,490
Electric power generation (Non-nuclear)		31,563,589	29,186,796	2,376,793	4,252,872	67,835	704,678	138,347	113,146	2,744	511,174		2,662,597
Plant maintenance & engineering service		3,266,873	2,765,640	501,233	164,749	26,262	7,144	185,548	70,891	—	241,073		417,667
Others		2,283,458	1,521,937	761,521	218,505	271,709	336,718	—	47,039	—	2,409		96,984
Consolidation adjustments		(48,809,485)	(48,809,485)	—	(190,418)	(57,930)	(116,016)	—	(27,513)	21,819	(81,109)		298,807

	~~￦~~	92,578,265	—	92,578,265	13,997,355	467,525	4,665,095	882,320	427,980	195,697	1,762,526		8,461,260

Finance income													3,448,177

Finance expense													(7,535,228)

Gain related to associates, joint ventures and subsidiaries													882,320

Profit before income tax												~~￦~~	5,256,529

		2025
Segment		Total segment revenue	Intersegment revenue	Revenue from external customers	Depreciation and amortization	Interest income	Interest expense	Profit (loss) related to associates, joint ventures and subsidiaries	Employee benefit expense	Loss on abandonment of property, plant and equipment	Increase in provisions, net		Operating profit
		In millions of won
Transmission and distribution	~~￦~~	94,674,405	2,323,115	92,351,290	4,544,891	93,656	2,628,600	364,660	169,568	114,996	870,173		9,004,357
Electric power generation (Nuclear)		15,346,722	14,980,918	365,804	4,898,189	85,585	796,273	(8,974)	77,186	—	1,792,756		2,370,899
Electric power generation (Non-nuclear)		28,710,970	26,182,963	2,528,007	4,119,191	43,902	667,916	220,330	116,590	6,247	534,405		2,193,972
Plant maintenance & engineering service		3,325,786	2,768,349	557,437	171,000	27,684	5,613	76	79,687	—	265,766		366,355
Others		2,200,702	1,435,654	765,048	236,282	249,422	327,450	—	50,244	1,125	952		151,733
Consolidation adjustments		(47,690,999)	(47,690,999)	—	(180,762)	(59,863)	(86,292)	—	(9,051)	—	28,264		(75,870)

	~~￦~~	96,567,586	—	96,567,586	13,788,791	440,386	4,339,560	576,092	484,224	122,368	3,492,316		14,011,446

Finance income													2,038,143

Finance expense													(5,038,751)

Gain related to associates, joint ventures and subsidiaries													576,092

Profit before income tax												~~￦~~	11,586,930

Summary of Information Related to Segment Assets and Liabilities
(3)	Information related to segment assets and segment liabilities as of and for the years ended December 31, 2024 and 2025 is as follows:

		2024
Segment		Segment assets	Investments in associates and joint ventures	Acquisition of non-current assets	Segment liabilities
		In millions of won
Transmission and distribution	￦	139,472,103	6,839,513	8,417,992	120,083,068
Electric power generation (Nuclear)		72,508,359	171,956	2,629,626	47,082,862
Electric power generation (Non-nuclear)		66,834,569	4,272,928	3,862,287	36,363,754
Plant maintenance & engineering service		4,522,610	1,697	160,978	1,508,112
Others		14,977,126	—	195,451	7,073,716

Segment totals		298,314,767	11,286,094	15,266,334	212,111,512

Consolidation adjustments:
Elimination of inter-segment amounts		(43,890,249)	—	(185,981)	(8,819,612)
Equity method adjustment		4,032,207	—	—	—
Deferred taxes		1,557	—	—	2,152,192
Others		(11,650,487)	—	—	870

		(51,506,972)	—	(185,981)	(6,666,550)

Consolidated totals	~~￦~~	246,807,795	11,286,094	15,080,353	205,444,962

		2025
Segment		Segment assets	Investments in associates and joint ventures	Acquisition of non-current assets	Segment liabilities
		In millions of won
Transmission and distribution	~~￦~~	144,616,479	8,606,616	9,077,814	118,045,718
Electric power generation (Nuclear)		76,378,365	169,728	2,532,322	49,741,461
Electric power generation (Non-nuclear)		63,352,471	4,585,612	4,634,208	35,395,912
Plant maintenance & engineering service		4,363,345	1,832	202,142	1,346,629
Others		17,125,478	—	254,262	6,885,650

Segment totals		305,836,138	13,363,788	16,700,748	211,415,370

Consolidation adjustments:
Elimination of inter-segment amounts		(46,567,193)	—	(111,689)	(9,106,050)
Equity method adjustment		4,128,975	—	—	—
Deferred taxes		—	—	—	3,295,194
Others		(8,470,463)	—	—	(1)

		(50,908,681)	—	(111,689)	(5,810,857)

Consolidated totals	~~￦~~	254,927,457	13,363,788	16,589,059	205,604,513

Summary of Geographic Information
(4)	Geographic information
Electricity sales, the main operations of the Company, are conducted in the Republic of Korea. The following information on revenue from external customers and non-current
assets is determined by the location of the customers and of the assets:

Geographical unit		Revenue from external customers			Non-current assets (*2)
		2023	2024	2025	2023	2024	2025
		In millions of won
Domestic	~~￦~~	86,242,808	91,286,837	95,433,009	186,384,115	191,214,679	196,736,382
Overseas (*1)		1,233,602	1,291,428	1,134,577	4,822,845	4,757,463	6,731,565

	￦	87,476,410	92,578,265	96,567,586	191,206,960	195,972,142	203,467,947

(*1)
Middle East and other Asian countries make up the majority of overseas revenue and non-current
assets. Since the overseas revenue or
non-current
assets attributable to particular countries are not material, they are not disclosed individually.

(*2)	The amounts exclude financial assets, deferred tax assets, and net defined benefit assets.